TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expenses Benefit [Line Items]
Income before taxes on income, as reported in the statements of operations*	$ 2,322	$ 4,670	$ 4,106
Theoretical tax expense	581	1,168	985
Less - tax benefits arising from approved enterprise status, see a. above	(60)	(410)	0
Theoretical Tax Expense Net of Tax Benefits	521	757	985
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	60	11	18
Taxes in respect of previous years	107	70	0
Changes in valuation allowance	243	351	(3,283)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(794)	(797)	2,095
Taxes on income for the reported year	137	392	(185)
* As follows:
Taxable in Israel	1,325	2,734	3,418
Taxable outside Israel	997	1,936	688
INCOME BEFORE TAXES ON INCOME	$ 2,322	$ 4,670	$ 4,106